Supplement dated November 6, 2023, to the Initial Summary Prospectus and Updating Summary Prospectus dated May 1, 2023, for Protective Dimensions V Variable Annuity contracts issued by Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement amends certain information in your variable annuity contract Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The purpose of this supplement is to announce the addition of twenty-five (25) new Investment Options and corresponding Investment Option allocation guidelines and restrictions for the SecurePay Income rider. All changes in this supplement are effective November 20, 2023.

Fund prospectuses may be found online at www.protective.com/productprospectus by selecting your Contract then “Investment Options”.

The table in the FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section is amended to include the following new Investment Options:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Income Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	American Century Investments® VP Balanced Fund - Class I(1)	0.77%	-17.27%	4.43%	6.64%	2
U.S. Equity	American Century Investments® VP Disciplined Core Value Fund - Class I	0.71%	-12.74%	6.85%	10.63%	4
International Equity	American Century Investments® VP International Fund - Class I(1)	1.09%	-24.75%	2.32%	4.95%	4
U.S. Equity	American Century Investments® VP Ultra® Fund – Class I(1)	0.75%	-32.38%	11.10%	14.12%	4
U.S. Equity	BlackRock Advantage SMID Cap V.I. Fund – Class III(1)	0.80%	-16.68%	6.30%	10.25%	3
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund – Service Class(1)	1.09%	-10.23%	8.23%	9.74%	3
U.S. Equity	Invesco® V.I. Main Street Mid Cap Fund® – Series II	1.18%	-14.45%	4.82%	7.72%	3
Allocation	Janus Henderson VIT Balanced Portfolio – Service Shares	0.86%	-16.62%	6.42%	8.16%	2
U.S. Equity	Janus Henderson VIT Forty Portfolio – Service Shares	0.80%	-33.73%	9.48%	12.72%	3
Sector Equity	Janus Henderson VIT Global Technology and Innovation Portfolio – Service Shares	0.97%	-37.12%	10.28%	15.34%	4
International Equity	Janus Henderson VIT Overseas Portfolio – Service Shares	1.14%	-8.84%	5.20%	3.72%	4
U.S. Equity	Janus Henderson VIT Enterprise Portfolio – Service Shares	0.96%	-16.15%	9.35%	13.10%	3
U.S. Equity	MFS® VIT Growth Series – Service Class(1)	0.99%	-31.80%	9.30%	12.77%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio – Service Class(1)	1.08%	-17.48%	9.26%	12.33%	3
International Equity	MFS® VIT II International Growth Portfolio – Service Class(1)	1.13%	-15.18%	4.24%	6.03%	3
International Equity	MFS® VIT II International Intrinsic Value Portfolio – Service Class(1)	1.15%	-23.75%	2.77%	7.56%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio – Service Class(1)	0.98%	-19.45%	11.67%	13.01%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio – Service Class(1)	1.21%	-17.80%	2.43%	4.42%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio – Service Class(1)	0.79%	-18.56%	5.14%	10.21%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio – Service Class(1)	1.17%	-27.14%	3.23%	5.65%	4
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio – Service Class(1)	1.04%	-9.00%	7.32%	10.59%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series – Service Class(1)	1.05%	-28.79%	9.03%	12.25%	4
U.S. Equity	MFS® VIT New Discovery Series – Service Class(1)	1.12%	-29.99%	7.53%	9.71%	4
Allocation	MFS® VIT Total Return Series – Service Class(1)	0.86%	-9.84%	4.91%	7.07%	3
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio – Class II(1)	1.09%	-22.75%	6.94%	11.68%	3
(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Income rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the rider accumulation phase in order for you to remain eligible for benefits under the SecurePay Income rider (unless you are fully invested in a Pre-selected Allocation Option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY INCOME RIDER” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	10%	100%
2	0%	90%
3	0%	40%
4	Not Permitted	Not Permitted

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 800-456-6330. Please keep this Supplement for future reference.